CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 26,198	$ (20,200)	$ (16,709)
Available for sale securities
Unrealized gain (loss) arising during period	2,757	(287)	949
Change in unrealized losses for which a portion of other than temporary impairment has been recognized in earnings	1,160	600	2,700
Reclassification adjustment for other than temporary impairment included in earnings	339	760	462
Reclassification adjustments for (gains) included in earnings	(1,193)	(204)	(1,661)
Unrealized gains recognized in other comprehensive income on available for sale securities	3,063	869	2,450
Income tax expense	0	304	858
Unrealized gains recognized in other comprehensive income on available for sale securities, net of tax	3,063	565	1,592
Derivative instruments
Unrealized loss arising during period	(127)	(482)	(1,345)
Reclassification adjustment for expense recognized in earnings	491	799	1,659
Reclassification adjustment for accretion on settled derivatives	436	659	1,173
Unrealized gains recognized in other comprehensive income on derivative instruments	800	976	1,487
Income tax expense	0	342	520
Unrealized gains recognized in other comprehensive income on derivative instruments, net of tax	800	634	967
Other comprehensive income	3,863	1,199	2,559
Comprehensive income (loss)	$ 30,061	$ (19,001)	$ (14,150)